Deferred tax (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Net deferred tax assets		£ 1,600
Description of deferred tax asset	Deferred tax asset balances disclosed as at 31 December 2021 have been calculated at 25%. The Finance Bill 2021 enacts an increase in the tax rate to 25% from 1 April 2023.